Convertible note liability -fair value of the convertible notes combined discounted cash flow approach (Details)	12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2024 CAD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Financial instruments at fair value	$ 11,349,497
Fair value loss on convertible note	5,157,397
Convertible note liability
Disclosure of detailed information about borrowings [line items]
Note principal amount			$ 3,125,000
Financial instruments at fair value	7,657,397
Fair value loss on convertible note	$ (5,157,397)	$ 0
Convertible note liability | Share price
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input | $ / shares	1.14		1.14
Convertible note liability | Prepayment Amount
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	130		130
Convertible note liability | Discount rate shares
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	4.43		4.43
Convertible note liability | Discount rate cash
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	20.83		20.83
Convertible note liability | Volatility annual
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	100		100
Convertible note liability | Volatility daily
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	6.30		6.30
Convertible note liability | Risk free annual
Disclosure of detailed information about borrowings [line items]
Convertible note, Measurement input	4.43		4.43